UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments (unaudited)

As of May 31, 2019

		Yield1	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (47.3%)
2	Fannie Mae Discount Notes	2.321%	6/5/19	29,300	29,296
	Federal Home Loan Bank Discount Notes	2.321%–2.409%	6/7/19	619,441	619,280
	Federal Home Loan Bank Discount Notes	2.359%–2.409%	6/12/19	374,024	373,807
	Federal Home Loan Bank Discount Notes	2.409%	6/14/19	323,000	322,771
	Federal Home Loan Bank Discount Notes	2.418%	6/19/19	1,121,000	1,119,845
	Federal Home Loan Bank Discount Notes	2.410%–2.424%	6/21/19	2,482,434	2,479,555
	Federal Home Loan Bank Discount Notes	2.424%	6/26/19	491,000	490,273
	Federal Home Loan Bank Discount Notes	2.397%–2.409%	6/28/19	325,238	324,714
	Federal Home Loan Bank Discount Notes	2.388%	7/5/19	70,000	69,855
	Federal Home Loan Bank Discount Notes	2.384%–2.389%	7/10/19	887,940	885,809
	Federal Home Loan Bank Discount Notes	2.378%–2.381%	7/12/19	1,147,491	1,144,588
	Federal Home Loan Bank Discount Notes	2.344%–2.349%	7/26/19	400,000	398,624
	United States Treasury Bill	2.389%	6/4/19	1,000,000	999,940
	United States Treasury Bill	2.425%	6/6/19	2,000,000	1,999,640
	United States Treasury Bill	2.420%	6/13/19	3,000,000	2,998,110
	United States Treasury Bill	2.399%	6/18/19	2,000,000	1,998,100
	United States Treasury Bill	2.425%	6/20/19	2,500,000	2,497,325
	United States Treasury Bill	2.399%	6/25/19	822,750	821,598
	United States Treasury Bill	2.399%	7/2/19	1,000,000	998,140
	United States Treasury Bill	2.389%	7/9/19	2,250,000	2,244,848
	United States Treasury Bill	2.389%	7/11/19	1,113,900	1,111,193
	United States Treasury Bill	2.364%	7/16/19	2,000,000	1,994,520
	United States Treasury Bill	2.394%–2.406%	7/18/19	3,000,000	2,991,390
	United States Treasury Bill	2.415%	7/25/19	2,500,000	2,491,700
	United States Treasury Bill	2.338%	7/30/19	500,000	498,190
	United States Treasury Bill	2.394%	8/8/19	1,250,000	1,244,750
	United States Treasury Bill	2.349%	8/22/19	1,528,200	1,520,406
Total U.S. Government and Agency Obligations (Cost $34,661,408)					34,668,267
Commercial Paper (25.7%)
Bank Holding Company (2.2%)
3	ABN Amro Funding USA LLC	2.653%–2.663%	6/4/19	39,500	39,489
3	ABN Amro Funding USA LLC	2.674%	6/5/19	16,000	15,994
3	ABN Amro Funding USA LLC	2.622%	6/6/19	6,000	5,998
3	ABN Amro Funding USA LLC	2.602%	6/20/19	33,250	33,204
	Cooperatieve Rabobank UA (New York Branch)	2.400%	6/3/19	1,493,000	1,492,701
					1,587,386
Finance—Auto (0.6%)
	American Honda Finance Corp.	2.546%	6/24/19	13,750	13,727
	American Honda Finance Corp.	2.567%	6/25/19	7,000	6,988
	American Honda Finance Corp.	2.618%	6/26/19	8,750	8,734
	American Honda Finance Corp.	2.537%–2.567%	7/11/19	51,250	51,100
	American Honda Finance Corp.	2.557%–2.588%	7/22/19	56,000	55,791
	American Honda Finance Corp.	2.547%	7/25/19	60,500	60,261
	American Honda Finance Corp.	2.506%	8/21/19	19,500	19,386
4	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	2.573%	12/9/19	78,000	77,988
4	Toyota Motor Credit Corp., 1M USD LIBOR + 0.230%	2.668%	7/16/19	100,000	100,018

4	Toyota Motor Credit Corp., 1M USD LIBOR + 0.280%	2.710%	6/26/19	63,500	63,509
					457,502
Foreign Banks (13.6%)
3,4	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.280%	2.747%	6/4/19	167,500	167,505
3,4	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.280%	2.747%	7/5/19	100,000	100,022
3,4	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.340%	2.781%	11/20/19	250,000	250,287
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.090%	2.526%	11/22/19	75,000	75,000
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.530%	10/23/19	114,000	114,009
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.563%	11/8/19	175,000	175,009
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.542%	12/23/19	98,000	98,001
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.546%	11/22/19	132,000	132,013
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.603%	12/2/19	200,000	200,038
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.587%	12/6/19	118,000	118,013
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.583%	12/9/19	77,500	77,509
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.560%	12/16/19	100,000	100,011
3	BPCE SA	2.371%	6/4/19	26,000	25,993
3,4	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.120%	2.573%	11/12/19	85,000	85,012
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.541%	9/18/19	37,000	37,001
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.541%	9/19/19	37,000	37,001
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.120%	2.569%	8/14/19	32,000	32,003
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	2.617%	4/24/20	58,000	58,000
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.677%	9/6/19	108,000	108,036
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.663%	9/13/19	50,250	50,268
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.648%	9/16/19	36,000	36,013
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.300%	2.767%	11/4/19	64,000	64,047
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.776%	11/22/19	64,000	64,065
3,4	Commonwealth Bank of Australia, 3M USD LIBOR + 0.050%	2.626%	8/2/19	9,000	9,002
3	DBS Bank Ltd.	2.582%	7/15/19	51,000	50,838
3	DBS Bank Ltd.	2.582%	7/16/19	38,000	37,877
3	DBS Bank Ltd.	2.583%	7/29/19	104,000	103,566
3	DBS Bank Ltd.	2.583%	8/5/19	71,000	70,668
3	DBS Bank Ltd.	2.510%	8/9/19	59,000	58,707
3	DBS Bank Ltd.	2.505%	8/13/19	40,000	39,793

3	DBS Bank Ltd.	2.562%	8/26/19	100,000	99,382
3	DNB Bank ASA	2.547%	6/4/19	34,000	33,991
3	DNB Bank ASA	2.598%	6/10/19	150,000	149,898
3	DNB Bank ASA	2.680%	6/24/19	155,000	154,746
3,4	HSBC Bank plc, 1M USD LIBOR + 0.110%	2.593%	10/3/19	150,000	150,002
3	National Australia Bank Ltd.	2.711%	6/24/19	77,000	76,872
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.567%	10/8/19	317,000	317,048
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.549%	11/14/19	196,000	196,027
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.120%	2.573%	8/13/19	83,000	83,014
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.120%	2.569%	8/14/19	83,000	83,014
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.581%	2/4/20	194,000	194,014
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.568%	2/13/20	79,000	79,006
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.170%	2.623%	6/12/19	200,000	200,012
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.300%	2.738%	8/16/19	156,000	156,087
3	Nederlandse Waterschapsbank NV	2.520%	6/27/19	500,000	499,050
3	Nordea Bank ABP	2.597%	6/12/19	169,350	169,208
3	Nordea Bank ABP	2.566%	6/24/19	200,000	199,664
3	NRW Bank	2.551%	7/16/19	119,500	119,112
3	NRW Bank	2.551%	7/17/19	79,500	79,236
3	NRW Bank	2.546%	7/23/19	114,000	113,573
3	NRW Bank	2.546%	7/24/19	95,000	94,637
3	NRW Bank	2.557%	7/30/19	116,000	115,506
3	NRW Bank	2.492%	8/20/19	98,000	97,450
3	NRW Bank	2.476%	8/23/19	31,000	30,820
3	NRW Bank	2.477%–2.487%	8/26/19	52,500	52,184
3	NRW Bank	2.477%	8/27/19	62,500	62,121
3	NRW Bank	2.487%	8/29/19	46,000	45,714
3	Royal Bank of Canada	2.680%	6/25/19	100,000	99,825
3,4	Royal Bank of Canada, 1M USD LIBOR + 0.140%	2.576%	1/22/20	200,000	200,052
3,4	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.629%	4/14/20	175,000	175,077
3,4	Royal Bank of Canada, 1M USD LIBOR + 0.320%	2.801%	8/2/19	80,000	80,038
	Santander UK plc	2.503%	7/31/19	43,000	42,818
3	Skandinaviska Enskilda Banken AB	2.603%	6/6/19	150,000	149,937
3	Societe Generale SA	2.400%–2.450%	6/3/19	723,749	723,597
	Swedbank AB	2.710%	6/17/19	149,000	148,820
	Swedbank AB	2.710%–2.715%	6/18/19	129,000	128,835
	Swedbank AB	2.600%	6/19/19	106,140	105,997
	Swedbank AB	2.690%	6/20/19	100,000	99,858
3	Toronto-Dominion Bank	2.528%	10/18/19	79,100	78,323
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.100%	2.541%	12/20/19	250,000	250,002
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.673%	8/9/19	140,000	140,045
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.661%	9/10/19	150,000	150,065

3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.300%	2.741%	6/19/19	200,000	200,030
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.200%	2.653%	9/13/19	172,500	172,562
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.651%	9/19/19	130,000	130,052
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.220%	2.650%	7/26/19	115,000	115,029
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.753%	6/12/19	232,000	232,021
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.753%	6/13/19	97,000	97,010
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.730%	10/28/19	99,000	99,045
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.320%	2.787%	11/8/19	150,000	150,149
					9,995,882
Foreign Governments (2.8%)
	BNG Bank NV	2.391%	6/6/19	179,000	178,928
	BNG Bank NV	2.401%	6/7/19	667,000	666,687
3	CDP Financial Inc.	2.557%	9/5/19	26,000	25,822
5	CPPIB Capital Inc.	2.572%	7/1/19	51,000	50,886
5	CPPIB Capital Inc.	2.527%	10/15/19	15,000	14,855
	Export Development Canada	2.531%	7/31/19	25,500	25,394
	Export Development Canada	2.549%	9/23/19	125,000	124,006
3	Hydro-Quebec	2.525%	8/1/19	40,000	39,827
3	Hydro-Quebec	2.484%	8/6/19	150,000	149,301
3	Hydro-Quebec	2.549%	9/19/19	34,000	33,736
5	Ontario Teachers’ Finance Trust	2.471%	12/2/19	18,000	17,761
3	Province of Quebec	2.516%–2.527%	8/12/19	399,000	396,961
5	PSP Capital Inc.	2.711%	6/18/19	30,000	29,962
5	PSP Capital Inc.	2.701%	6/20/19	30,000	29,958
5	PSP Capital Inc.	2.594%	6/21/19	64,500	64,405
5	PSP Capital Inc.	2.659%–2.701%	6/27/19	20,500	20,461
5	PSP Capital Inc.	2.659%	6/28/19	15,250	15,220
5	PSP Capital Inc.	2.526%	7/3/19	26,000	25,940
5	PSP Capital Inc.	2.572%	7/5/19	9,000	8,978
5	PSP Capital Inc.	2.598%	7/8/19	11,000	10,971
5	PSP Capital Inc.	2.498%	9/3/19	78,500	77,977
5	PSP Capital Inc.	2.527%	10/15/19	19,500	19,311
					2,027,347
Foreign Industrial (3.1%)
3	BASF SE	2.530%	6/14/19	100,000	99,901
3	BASF SE	2.506%	6/17/19	24,000	23,972
3	BASF SE	2.507%–2.546%	6/24/19	177,000	176,699
3	BASF SE	2.507%	6/25/19	17,000	16,970
3	BASF SE	2.507%	6/26/19	143,550	143,284
3	BASF SE	2.508%	6/27/19	45,660	45,572
3	BASF SE	2.514%–2.556%	6/28/19	342,000	341,319
3	John Deere Canada ULC	2.479%	7/10/19	78,000	77,783
3	John Deere Canada ULC	2.554%	7/17/19	22,500	22,425
3	John Deere Canada ULC	2.481%	7/24/19	19,500	19,427
3	Nestle Capital Corp.	2.552%	7/12/19	36,000	35,896
3	Nestle Capital Corp.	2.614%	9/12/19	72,000	71,482
3	Nestle Capital Corp.	2.589%	10/31/19	102,000	100,914
3	Nestle Capital Corp.	2.589%	11/6/19	75,000	74,170

	Nestle Finance International Ltd.	2.551%	6/26/19	84,000	83,850
	Nestle Finance International Ltd.	2.597%	7/22/19	67,000	66,759
	Nestle Finance International Ltd.	2.588%	11/7/19	34,000	33,618
3	Total Capital Canada Ltd.	2.525%	7/2/19	78,000	77,825
3	Total Capital Canada Ltd.	2.526%	7/3/19	18,000	17,958
3	Total Capital Canada Ltd.	2.526%	7/16/19	149,400	148,916
3	Total Capital Canada Ltd.	2.526%	7/23/19	89,000	88,667
3	Total Capital Canada Ltd.	2.526%	7/24/19	98,000	97,627
3	Total Capital Canada Ltd.	2.536%	7/30/19	85,500	85,137
3	Total Capital Canada Ltd.	2.526%	8/1/19	246,000	244,920
	Toyota Credit Canada Inc.	2.918%	6/10/19	16,000	15,989
	Toyota Credit Canada Inc.	2.919%	6/11/19	16,000	15,988
4	Toyota Credit Canada Inc., 1M USD LIBOR + 0.130%	2.593%	12/9/19	19,500	19,499
					2,246,567
Industrial (3.4%)
3	Apple Inc.	2.634%	6/3/19	23,000	22,995
3	Apple Inc.	2.595%–2.680%	6/18/19	73,500	73,410
3	Apple Inc.	2.574%	6/19/19	49,000	48,936
3	Apple Inc.	2.717%	6/24/19	29,000	28,952
3	Apple Inc.	2.680%–2.712%	6/25/19	66,000	65,887
3	Apple Inc.	2.648%	6/26/19	58,000	57,897
3	Apple Inc.	2.586%	7/1/19	72,000	71,847
3	Apple Inc.	2.573%	7/2/19	67,000	66,853
3	Apple Inc.	2.583%	7/8/19	137,500	137,141
3	Apple Inc.	2.586%–2.596%	7/15/19	35,000	34,892
3	Apple Inc.	2.586%–2.596%	7/16/19	43,500	43,363
3	Apple Inc.	2.596%	7/17/19	200,500	199,852
3	Apple Inc.	2.596%	7/18/19	52,500	52,327
3	Apple Inc.	2.564%–2.574%	7/23/19	32,500	32,382
3	Apple Inc.	2.565%	10/7/19	62,000	61,444
3	Chevron Corp.	2.536%	6/4/19	48,000	47,987
3	Cisco Systems Inc.	2.536%	6/6/19	25,500	25,490
	Exxon Mobil Corp.	2.547%	6/5/19	253,500	253,414
	Exxon Mobil Corp.	2.549%	6/18/19	140,000	139,826
	Exxon Mobil Corp.	2.549%	6/19/19	119,000	118,844
	Exxon Mobil Corp.	2.549%	6/21/19	119,000	118,827
	Exxon Mobil Corp.	2.551%	7/11/19	112,000	111,682
	Exxon Mobil Corp.	2.551%	7/12/19	186,000	185,459
	Exxon Mobil Corp.	2.541%	7/25/19	21,000	20,920
	Exxon Mobil Corp.	2.541%	7/26/19	53,000	52,794
	Exxon Mobil Corp.	2.542%	7/31/19	35,000	34,852
3	Henkel of America Inc.	2.577%	6/7/19	19,000	18,990
3	Henkel of America Inc.	2.536%–2.567%	7/15/19	32,500	32,401
3	Henkel of America Inc.	2.536%	7/16/19	19,000	18,937
3	Henkel of America Inc.	2.568%	7/19/19	17,500	17,439
3	Henkel of America Inc.	2.536%	8/7/19	14,000	13,932
3	Henkel of America Inc.	2.537%	8/9/19	21,000	20,894
3	Henkel of America Inc.	2.537%	8/12/19	43,750	43,520
3	Henkel of America Inc.	2.526%	8/13/19	26,750	26,608
3	Walmart Inc.	2.525%	6/11/19	53,000	52,960
3	Walmart Inc.	2.526%	6/17/19	36,000	35,959
3	Walmart Inc.	2.536%	6/21/19	43,000	42,940
3	Walmart Inc.	2.527%	6/24/19	62,100	61,997

3	Walmart Inc.	2.527%	6/25/19	35,000	34,939
					2,529,789
Total Commercial Paper (Cost $18,843,706)					18,844,473
Certificates of Deposit (25.9%)
Domestic Banks (4.7%)
	Citibank NA	2.920%	6/12/19	50,000	50,008
	Citibank NA	2.560%	7/10/19	376,000	376,038
	Citibank NA	2.520%	8/2/19	70,000	70,004
	Citibank NA	2.550%	8/22/19	95,000	95,013
	Citibank NA	2.550%	8/23/19	38,000	38,005
4	HSBC Bank USA NA, 1M USD LIBOR + 0.130%	2.558%	10/29/19	116,000	116,113
	State Street Bank & Trust Co.	2.480%	8/16/19	394,000	393,996
4	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.553%	9/13/19	317,000	317,022
4	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.541%	9/20/19	350,000	350,025
4	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.567%	10/4/19	341,000	341,024
4	US Bank NA, 1M USD LIBOR + 0.280%	2.717%	6/24/19	300,000	300,051
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.553%	9/13/19	174,000	174,012
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.567%	11/8/19	167,000	167,100
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.540%	11/15/19	160,000	160,000
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.130%	2.583%	8/12/19	315,000	315,041
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.130%	2.583%	8/14/19	185,000	185,024
					3,448,476
Yankee Certificates of Deposit (21.2%)
4	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.280%	2.720%	8/15/19	16,000	16,007
4	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.280%	2.721%	8/19/19	33,000	33,016
4	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.310%	2.750%	11/15/19	48,000	48,047
	Bank of Montreal (Chicago Branch)	2.550%	7/17/19	349,000	349,042
	Bank of Montreal (Chicago Branch)	2.580%	8/9/19	249,000	249,042
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.567%	10/7/19	137,000	137,011
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.567%	10/8/19	68,000	68,005
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.532%	10/17/19	99,000	99,008
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.536%	10/22/19	150,000	150,012
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.110%	2.593%	9/3/19	255,000	255,031
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.120%	2.550%	11/25/19	192,000	192,029

4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.110%	2.540%	8/26/19	180,000	180,070
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.130%	2.597%	9/4/19	72,000	72,012
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.130%	2.583%	9/11/19	175,000	175,002
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.250%	2.713%	7/9/19	50,000	50,011
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.290%	2.720%	6/26/19	191,000	191,034
4	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.587%	11/5/19	86,000	86,011
4	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.550%	11/25/19	286,500	286,543
4	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.550%	11/26/19	38,000	38,008
4	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.250%	2.703%	8/12/19	75,500	75,529
	Commonwealth Bank of Australia (New York Branch)	2.590%	6/19/19	32,000	32,003
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.583%	9/3/19	35,500	35,501
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.220%	2.657%	9/24/19	72,000	72,030
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.280%	2.747%	6/4/19	40,500	40,501
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.280%	2.721%	10/18/19	75,000	75,050
4	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.270%	2.702%	6/17/19	128,000	128,014
4	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.280%	2.766%	6/3/19	64,000	64,001
4	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.280%	2.710%	6/28/19	32,000	32,006
	Credit Suisse AG (New York Branch)	2.540%	6/13/19	500,000	500,025
	Credit Suisse AG (New York Branch)	2.540%	6/17/19	150,000	150,009
	Credit Suisse AG (New York Branch)	2.550%	6/28/19	250,000	250,025
	Credit Suisse AG (New York Branch)	2.540%	7/29/19	288,000	288,037
	Credit Suisse AG (New York Branch)	2.540%	8/2/19	100,000	100,009
	DNB Bank ASA (New York Branch)	2.460%	10/1/19	250,000	250,000
4	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.090%	2.530%	11/15/19	250,000	250,000
4	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.100%	2.567%	9/5/19	400,000	400,032
4	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.100%	2.530%	10/23/19	300,000	300,024
4	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.230%	2.683%	7/12/19	140,000	140,031
	MUFG Bank Ltd. (New York Branch)	2.630%	6/5/19	100,000	100,003
	MUFG Bank Ltd. (New York Branch)	2.550%	7/25/19	300,000	300,042
	MUFG Bank Ltd. (New York Branch)	2.570%	8/15/19	104,000	104,018
	MUFG Bank Ltd. (New York Branch)	2.570%	8/20/19	111,500	111,520
	MUFG Bank Ltd. (New York Branch)	2.540%	9/9/19	300,000	300,027
	MUFG Bank Ltd. (New York Branch)	2.510%	9/16/19	80,000	80,001
	MUFG Bank Ltd. (New York Branch)	2.520%	9/16/19	26,000	26,001
	MUFG Bank Ltd. (New York Branch)	2.510%	9/20/19	78,000	78,002
	MUFG Bank Ltd. (New York Branch)	2.510%	9/23/19	78,000	78,002

	MUFG Bank Ltd. (New York Branch)	2.500%	9/24/19	75,000	74,999
	MUFG Bank Ltd. (New York Branch)	2.510%	9/24/19	75,000	75,002
	MUFG Bank Ltd. (New York Branch)	2.480%	9/30/19	74,000	74,000
	Natixis (New York Branch)	2.390%	6/6/19	1,409,000	1,409,000
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.567%	9/6/19	250,000	250,028
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.567%	10/4/19	250,000	250,028
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.563%	10/9/19	150,000	150,018
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.190%	2.643%	6/12/19	150,000	150,009
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.663%	9/11/19	150,000	150,065
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.642%	9/17/19	125,000	125,056
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.220%	2.687%	10/4/19	75,000	75,040
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.120%	2.550%	9/27/19	70,000	70,009
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.130%	2.571%	9/19/19	85,000	85,014
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.200%	2.636%	7/22/19	150,000	150,030
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.260%	2.711%	6/10/19	300,000	300,018
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.280%	2.766%	7/1/19	200,000	200,040
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.290%	2.757%	8/8/19	250,000	250,107
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.650%	6/5/19	170,000	170,005
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.670%	6/14/19	20,000	20,002
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.590%	6/21/19	38,600	38,604
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.590%	7/15/19	175,000	175,028
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.570%	8/8/19	250,000	250,037
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.570%	8/9/19	250,000	250,037
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.570%	8/23/19	191,000	191,036
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.540%	9/11/19	150,000	150,015
4	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.586%	9/3/19	150,000	150,021
4	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.567%	9/11/19	78,000	78,005
	Svenska HandelsBanken AB (New York Branch)	2.590%	6/19/19	175,000	175,018
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.530%	8/28/19	200,000	200,024
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.541%	12/20/19	150,000	150,002

4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.170%	2.611%	6/18/19	83,000	83,006
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.210%	2.646%	7/22/19	100,000	100,025
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.220%	2.660%	7/15/19	250,000	250,057
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.230%	2.681%	7/10/19	100,000	100,022
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.290%	2.720%	6/26/19	100,000	100,019
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.300%	2.767%	8/6/19	200,000	200,094
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.325%	2.778%	11/13/19	100,000	100,113
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.340%	2.781%	11/20/19	100,000	100,124
4	Swedbank AB (New York Branch), 1M USD LIBOR + 0.290%	2.720%	7/25/19	200,000	200,054
	Toronto-Dominion Bank (New York Branch)	2.560%	6/20/19	500,000	500,045
	Toronto-Dominion Bank (New York Branch)	2.560%	7/1/19	200,000	200,016
	Toronto-Dominion Bank (New York Branch)	2.550%	8/13/19	285,000	285,034
	Toronto-Dominion Bank (New York Branch)	2.460%	10/1/19	360,000	360,000
3,4,5	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.210%	2.651%	9/20/19	125,000	125,051
					15,575,341
Total Certificates of Deposit (Cost $19,021,079)					19,023,817
Other Notes (0.6%)
4	Bank of America NA, 1M USD LIBOR + 0.100%	2.581%	11/1/19	97,000	96,984
4	Bank of America NA, 1M USD LIBOR + 0.100%	2.581%	11/5/19	97,000	96,987
4	Bank of America NA, 1M USD LIBOR + 0.100%	2.567%	11/12/19	59,000	59,035
4	Bank of America NA, 1M USD LIBOR + 0.110%	2.577%	12/9/19	118,000	117,976
4	Bank of America NA, 1M USD LIBOR + 0.300%	2.767%	6/4/19	97,000	97,000
Total Other Notes (Cost $468,000)					467,982
Repurchase Agreement (1.1%)
	JP Morgan Securities LLC (Dated 5/31/19, Repurchase Value $800,165,000, collateralized by U.S. Treasury Note/Bond 2.125%—5.500%, 12/31/22—8/15/48, with a value of $816,000,000)
	(Cost $800,000)	2.480%	6/3/19	800,000	800,000
Taxable Municipal Bonds (0.1%)
6	Greene County GA Development Authority Revenue VRDO	2.410%	6/7/19	3,750	3,750
5	Los Angeles CA Department of Water & Power Revenue TOB VRDO	2.460%	6/7/19	16,000	16,000
5	Massachusetts Transportation Fund Revenue TOB VRDO	2.460%	6/7/19	16,000	16,000
6	New York State Housing Finance Agency Housing Revenue VRDO	2.500%	6/7/19	9,000	9,000

5	Seattle WA Municipal Light & Power Revenue TOB VRDO	2.460%	6/7/19	16,000	16,000
Total Taxable Municipal Bonds (Cost $60,750)					60,750
Total Investments (100.7%) (Cost $73,854,943)					73,865,289
Other Assets and Liabilities-Net (-0.7%)					(522,922)
Net Assets (100%)					73,342,367

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3   Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.”  At May 31, 2019, the aggregate value of these securities was $13,838,972,000, representing 18.9% of net assets.

4   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $559,736,000, representing 0.8% of net assets.

6   Scheduled principal and interest payments are guaranteed by bank letter of credit.

LIBOR—London Interbank Offered Rate.

TOB—Tender Option Bond.

VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Market Liquidity Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments (unaudited)

As of May 31, 2019

		Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (104.3%)
Alaska (2.1%)
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.400%	6/7/19		15,400	15,400
	Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks) VRDO	2.250%	6/3/19	LOC	38,360	38,360
	Valdez AK Marine Terminal Revenue (ExxonMobil Project) VRDO	2.310%	6/3/19		13,640	13,640
						67,400
Arizona (1.2%)
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	1.450%	6/7/19	LOC	33,530	33,530
1	Scottsdale AZ Municipal Property Corp. Excise Tax Revenue TOB VRDO	1.520%	6/7/19		7,350	7,350
						40,880
Colorado (5.0%)
	Colorado General Fund Revenue	5.000%	6/26/19		11,350	11,376
1	Colorado Health Facilities Authority Revenue (Children’s Hospital) TOB VRDO	2.280%	6/3/19	LOC	15,000	15,000
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	1.450%	6/7/19		5,700	5,700
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	1.430%	6/7/19		5,465	5,465
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	1.430%	6/7/19		18,230	18,230
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	1.430%	6/7/19		4,010	4,010
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.500%	6/7/19		4,950	4,950
	Denver CO City & County COP VRDO	2.250%	6/3/19		2,735	2,735
1	Denver CO Wastewater Management Division Department of Public Works Revenue TOB VRDO	2.150%	6/3/19		18,100	18,100
	University of Colorado CP	1.740%	6/19/19		10,000	10,002
	University of Colorado CP	1.400%	7/2/19		4,800	4,800
1	University of Colorado Enterprise System Revenue TOB VRDO	1.450%	6/7/19	LOC	22,500	22,500
	University of Colorado Hospital Authority Revenue VRDO	1.340%	6/7/19		39,015	39,015
	University of Colorado Hospital Authority Revenue VRDO	1.340%	6/7/19		2,830	2,830
						164,713

Connecticut (0.8%)
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	1.400%	6/7/19	LOC	24,955	24,955

District of Columbia (0.3%)
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.440%	6/7/19		3,750	3,750
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.450%	6/7/19		5,935	5,935
						9,685
Florida (4.3%)
1	Florida Department of Transportation GO TOB VRDO	1.440%	6/7/19		3,800	3,800
1	Florida Development Finance Corp. Healthcare Facilities Revenue (Shands Jacksonville Medical Center Obligated Group) TOB VRDO	1.440%	6/7/19	LOC	20,275	20,275
1	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	1.450%	6/7/19		5,000	5,000
	Miami-Dade County FL Seaport Revenue VRDO	1.430%	6/7/19	LOC	10,000	10,000
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	1.450%	6/7/19		15,600	15,600
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.520%	6/7/19		11,735	11,735
1	Orange County FL School Board COP TOB VRDO	1.520%	6/7/19		3,750	3,750
1	Orange County FL School Board COP TOB VRDO	1.520%	6/7/19		7,500	7,500
	Orlando FL Utility Commission Utility System Revenue VRDO	1.320%	6/7/19		12,200	12,200
	Orlando FL Utility Commission Utility System Revenue VRDO	1.380%	6/7/19		17,775	17,775
	Orlando FL Utility Commission Utility System Revenue VRDO	1.380%	6/7/19		28,820	28,820
	Palm Beach County FL School District TAN	3.000%	8/30/19		5,000	5,018
						141,473
Georgia (2.3%)
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	1.450%	6/7/19		8,015	8,015
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	1.420%	6/7/19	LOC	7,100	7,100
	DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) VRDO	1.370%	6/7/19		15,600	15,600
1	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	1.450%	6/7/19	(Prere.)	17,615	17,615
	Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	1.380%	6/7/19		27,475	27,475
						75,805
Illinois (5.6%)
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	1.450%	6/7/19	LOC	3,640	3,640
	Illinois Development Finance Authority Hospital Revenue (Evanston Northwestern Healthcare Corp.) VRDO	2.250%	6/3/19		15,335	15,335

Illinois Development Finance Authority Revenue (American College of Surgeons) VRDO	1.450%	6/7/19	LOC	16,782	16,782
Illinois Development Finance Authority Revenue (Chicago Horticultural Society) VRDO	1.400%	6/7/19	LOC	16,000	16,000
Illinois Finance Authority Revenue (Bradley University) VRDO	1.430%	6/7/19	LOC	12,600	12,600
Illinois Finance Authority Revenue (Bradley University) VRDO	1.430%	6/7/19	LOC	10,000	10,000
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	1.400%	6/7/19	LOC	300	300
Illinois Finance Authority Revenue (Illinois College) VRDO	1.420%	6/7/19	LOC	9,965	9,965
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.450%	6/7/19		2,055	2,055
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.450%	6/7/19		12,750	12,750
Illinois Finance Authority Revenue (Northwestern University) VRDO	1.310%	6/7/19		47,400	47,400
Illinois Finance Authority Revenue (University of Chicago) VRDO	1.420%	6/7/19		22,436	22,436
Illinois Finance Authority Revenue (University of Chicago) VRDO	1.420%	6/7/19		8,377	8,377
Illinois Toll Highway Authority Revenue VRDO	1.430%	6/7/19		5,935	5,935
					183,575
Indiana (2.6%)
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	1.600%	6/7/19	LOC	8,340	8,340
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.450%	6/7/19		20,020	20,020
Indiana Finance Authority Revenue (DePauw University Project) VRDO	1.380%	6/7/19	LOC	18,500	18,500
Indiana Finance Authority Revenue (Duke Energy Project) VRDO	2.350%	6/3/19	LOC	17,400	17,400
Indiana Finance Authority Revenue (Trinity Health) VRDO	1.400%	6/7/19		13,465	13,465
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	1.450%	6/7/19		7,000	7,000
					84,725
Louisiana (2.3%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	2.310%	6/3/19		10,000	10,000
East Baton Rouge Parish LA Sales Tax Revenue VRDO	1.420%	6/7/19	LOC	36,780	36,780
St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.430%	6/7/19	LOC	27,800	27,800
					74,580
Maryland (2.1%)
Montgomery County MD GO CP	1.430%	6/6/19		30,000	30,000
Montgomery County MD GO VRDO	2.220%	6/3/19		10,650	10,650
Washington MD Suburban Sanitary Commission BAN VRDO	1.380%	6/7/19		15,300	15,300

	Washington MD Suburban Sanitary Commission BAN VRDO	1.430%	6/7/19		12,100	12,100
						68,050
Massachusetts (4.8%)
1	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	1.440%	6/7/19		9,900	9,900
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.400%	6/7/19		18,150	18,150
	Massachusetts GO	4.000%	6/20/19		5,240	5,246
1	Massachusetts GO TOB VRDO	1.440%	6/7/19		6,000	6,000
	Massachusetts GO VRDO	1.390%	6/7/19		32,755	32,755
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) VRDO	1.380%	6/7/19		23,475	23,475
	Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	1.380%	6/7/19		17,375	17,375
	Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	2.190%	6/3/19		13,055	13,055
	Massachusetts Water Resources Authority Revenue VRDO	1.360%	6/7/19		3,385	3,385
	University of Massachusetts Building Authority Revenue VRDO	1.470%	6/7/19		26,995	26,995
						156,336
Michigan (4.7%)
	Michigan Building Authority Revenue VRDO	1.410%	6/7/19	LOC	41,385	41,385
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.450%	6/7/19	LOC	15,700	15,700
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.440%	6/7/19		9,300	9,300
1	Michigan State University Revenue TOB VRDO	2.200%	6/3/19	LOC	45,675	45,675
	Oakland University of Michigan Revenue VRDO	1.430%	6/7/19	LOC	4,115	4,115
	Regents of the University of Michigan CP	1.810%	6/4/19		20,000	19,999
	University of Michigan Revenue VRDO	1.300%	6/7/19		17,030	17,030
						153,204
Minnesota (1.2%)
	Hennepin MN GO VRDO	1.380%	6/7/19		20,900	20,900
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System) VRDO	2.250%	6/3/19	LOC	5,800	5,800
	Minnesota Housing Finance Agency Residential Housing Revenue VRDO	1.420%	6/7/19		14,000	14,000
						40,700
Mississippi (1.8%)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA	2.400%	6/3/19		1,050	1,050
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	2.290%	6/3/19		28,800	28,800
	Mississippi Development Bank Special Obligation Revenue (Harrison County Coliseum) VRDO	1.460%	6/7/19	LOC	13,570	13,570

	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services) VRDO	1.400%	6/7/19		14,825	14,825
						58,245
Missouri (2.1%)
	Curators of the University of Missouri System Facilities Revenue CP	1.800%	6/4/19		10,000	10,000
	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	2.150%	6/3/19		17,120	17,120
	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	2.150%	6/3/19		4,930	4,930
	Missouri Health & Educational Facilities Authority Revenue (St. Louis University) VRDO	2.150%	6/3/19	LOC	15,660	15,660
1	North Kansas City MO School District GO TOB VRDO	2.150%	6/3/19		19,900	19,900
						67,610
Multiple States (3.0%)
2	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.440%	6/7/19	LOC	9,970	9,970
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.500%	6/7/19	LOC	25,000	25,000
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.470%	6/7/19	LOC	10,000	10,000
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.500%	6/7/19		21,500	21,500
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.500%	6/7/19	LOC	31,500	31,500
						97,970
Nebraska (0.4%)
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	1.400%	6/7/19		13,695	13,695

Nevada (2.5%)
	Clark County NV Airport Improvement Revenue VRDO	1.370%	6/7/19	LOC	1,625	1,625
	Clark County NV Airport Improvement Revenue VRDO	1.410%	6/7/19	LOC	7,080	7,080
	Clark County NV Airport Improvement Revenue VRDO	1.450%	6/7/19	LOC	41,915	41,915
	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	1.420%	6/7/19	LOC	13,900	13,900
	Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	1.450%	6/7/19	LOC	8,850	8,850
1	Las Vegas Valley Water District Nevada GO TOB VRDO	1.450%	6/7/19		7,440	7,440
						80,810

New Mexico (0.9%)
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	2.250%	6/3/19		28,670	28,670

New York (17.3%)
1	Battery Park City Authority New York Revenue TOB VRDO	2.280%	6/3/19	LOC	40,410	40,410
	Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project) VRDO	1.450%	6/7/19	LOC	2,280	2,280
	New York City NY GO VRDO	2.270%	6/3/19		5,185	5,185
	New York City NY GO VRDO	1.420%	6/7/19	LOC	7,025	7,025
	New York City NY Health & Hospital Corp. Revenue (Health System) VRDO	1.350%	6/7/19	LOC	26,280	26,280
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street) VRDO	1.400%	6/7/19	LOC	200	200
	New York City NY Housing Development Corp. Multi-Family Housing Revenue VRDO	1.330%	6/7/19		10,000	10,000
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West Street) VRDO	1.400%	6/7/19	LOC	12,150	12,150
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Charter Properties) VRDO	1.400%	6/7/19	LOC	25,000	25,000
	New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	1.400%	6/7/19	LOC	31,800	31,800
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.200%	6/3/19	LOC	10,000	10,000
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	2.200%	6/3/19	LOC	17,400	17,400
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.200%	6/3/19		10,450	10,450
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.200%	6/3/19		7,205	7,205
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.200%	6/3/19		9,400	9,400
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.200%	6/3/19	LOC	2,200	2,200
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.400%	6/7/19		25,850	25,850
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.440%	6/7/19		2,810	2,810
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.430%	6/7/19		3,000	3,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.200%	6/3/19		16,430	16,430
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	2.200%	6/3/19		3,835	3,835

	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.400%	6/7/19		8,300	8,300
1	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.440%	6/7/19		3,505	3,505
	New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	2.250%	6/3/19		10,600	10,600
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	1.420%	6/7/19	LOC	8,450	8,450
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.450%	6/7/19	LOC	22,500	22,500
	New York Metropolitan Transportation Authority Revenue VRDO	1.430%	6/7/19	LOC	29,462	29,462
	New York State Dormitory Authority Revenue (City University System) VRDO	1.370%	6/7/19	LOC	22,900	22,900
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.420%	6/7/19	LOC	5,850	5,850
	New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	1.400%	6/7/19	LOC	12,875	12,875
	New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	1.350%	6/7/19	LOC	29,910	29,910
	New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.450%	6/7/19	LOC	5,000	5,000
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.400%	6/7/19	LOC	28,990	28,990
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.410%	6/7/19		9,940	9,940
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.440%	6/7/19		1,500	1,500
1	New York State Urban Development Corp. Revenue TOB VRDO	1.440%	6/7/19		20,450	20,450
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.480%	6/7/19	LOC	16,700	16,700
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.480%	6/7/19	LOC	20,000	20,000
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.430%	6/7/19		8,290	8,290
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.430%	6/7/19		1,220	1,220
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.440%	6/7/19		12,790	12,790
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	2.120%	6/3/19	LOC	7,895	7,895
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	2.200%	6/3/19	LOC	16,500	16,500
						572,537
North Carolina (2.2%)
	Board of Governors of the University of North Carolina Revenue (University of North Carolina Hospitals at Chapel Hill) VRDO	1.390%	6/7/19		18,500	18,500
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) VRDO	1.330%	6/7/19		31,000	31,000

	Durham County NC Industrial Facilities & Pollution Control Financing Authority Revenue VRDO	1.400%	6/7/19	LOC	13,395	13,395
1	Raleigh NC Combined Enterprise System Revenue TOB VRDO	2.170%	6/3/19		9,700	9,700
						72,595
Ohio (5.6%)
	Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service Center LLC Project) VRDO	1.430%	6/7/19	LOC	19,865	19,865
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.400%	6/7/19		4,150	4,150
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.430%	6/7/19		11,700	11,700
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.450%	6/7/19	LOC	4,775	4,775
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.450%	6/7/19	LOC	3,650	3,650
	Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	1.400%	6/7/19	LOC	2,980	2,980
	Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	1.400%	6/7/19	LOC	1,150	1,150
	Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	1.420%	6/7/19		14,500	14,500
	Franklin County OH Revenue VRDO	1.350%	6/7/19		10,300	10,300
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO	1.410%	6/7/19		9,500	9,500
3	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO, SIFMA Municipal Swap Index Yield + 0.000%	1.410%	6/7/19		6,865	6,865
1	Montgomery County OH Hospital Revenue (Kettering Health Network) TOB VRDO	1.460%	6/7/19	LOC	29,550	29,550
	Ohio Common Schools GO VRDO	1.350%	6/7/19		3,945	3,945
	Ohio Common Schools GO VRDO	1.350%	6/7/19		14,175	14,175
	Ohio GO VRDO	1.450%	6/7/19		30,230	30,230
	Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	1.350%	6/7/19		10,770	10,770
	Ohio State University General Receipts Revenue VRDO	1.310%	6/7/19		5,320	5,320
						183,425
Pennsylvania (5.1%)
	Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	2.120%	6/3/19		1,200	1,200
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	2.200%	6/3/19	LOC	23,300	23,300

	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.450%	6/7/19		2,395	2,395
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.450%	6/7/19		3,895	3,895
	Delaware Valley PA Regional Finance Authority Revenue VRDO	1.420%	6/7/19	LOC	12,480	12,480
	Haverford Township PA School District GO VRDO	1.420%	6/7/19	LOC	4,035	4,035
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.400%	6/7/19		3,100	3,100
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.420%	6/7/19	LOC	7,330	7,330
1	Pennsylvania Turnpike Commission Revenue TOB PUT	2.280%	6/3/19	(4)LOC	54,100	54,100
1	Pennsylvania Turnpike Commission Revenue TOB PUT	2.280%	6/3/19	(4)LOC	40,590	40,590
	Philadelphia PA Gas Works Revenue VRDO	1.400%	6/7/19	LOC	13,300	13,300
						165,725
Rhode Island (0.6%)
	Narragansett RI Commission Wastewater System Revenue VRDO	1.420%	6/7/19	LOC	19,000	19,000

South Carolina (1.0%)
	Charleston County SC School District BAN	4.000%	5/13/20		17,000	17,405
	South Carolina Jobs Economic Development Authority Revenue (Heathwood Hall Episcopal School) VRDO	1.460%	6/7/19	LOC	6,600	6,600
	Spartanburg SC School District BAN	5.000%	11/15/19		10,000	10,162
						34,167
Tennessee (2.2%)
1	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	2.150%	6/3/19		16,125	16,125
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	2.300%	6/3/19	LOC	30,275	30,275
	Shelby County TN GO VRDO	1.420%	6/7/19		24,300	24,300
						70,700
Texas (14.9%)
	Austin TX Hotel Occupancy Tax Revenue VRDO	1.430%	6/7/19	LOC	8,665	8,665
	Board of Regents of the Texas A&M University System Revenue Financing System Revenue CP	1.810%	7/2/19		7,000	7,002
	Board of Regents of the University of Texas System Revenue Financing System Revenue VRDO	1.350%	6/7/19		7,135	7,135
1	Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	1.450%	6/7/19		6,620	6,620
1	Frisco TX Independent School District GO TOB PUT	1.550%	8/22/19		5,500	5,500
1	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	1.450%	6/7/19		47,600	47,600

	Gulf Coast Waste Disposal Authority Texas VRDO	2.310%	6/3/19		8,200	8,200
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) TOB VRDO	2.280%	6/3/19	LOC	9,100	9,100
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) VRDO	2.250%	6/3/19		30,080	30,080
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	2.250%	6/3/19		78,495	78,495
	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	1.620%	8/1/19		8,315	8,318
	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	1.400%	6/7/19		16,530	16,530
	Houston TX Utility System Revenue VRDO	1.420%	6/7/19	LOC	9,950	9,950
1	North Texas Municipal Water District Water System Revenue TOB VRDO	2.150%	6/3/19		35,000	35,000
	Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	1.400%	6/7/19		35,650	35,650
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	1.450%	6/7/19		5,000	5,000
	San Antonio TX Water Revenue CP	1.810%	6/3/19		19,000	19,000
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care System Project) VRDO	2.250%	6/3/19	LOC	11,250	11,250
	Texas GO VRDO	1.650%	6/7/19		17,380	17,380
	Texas Revenue	4.000%	8/29/19		40,000	40,240
	University of Texas Permanent University Fund Revenue VRDO	1.400%	6/7/19		17,435	17,435
	University of Texas System Revenue Financing System Revenue CP	1.860%	6/3/19		5,000	5,000
	University of Texas System Revenue Financing System Revenue CP	1.800%	8/5/19		5,000	5,003
	University of Texas System Revenue Financing System Revenue CP	1.730%	9/3/19		20,000	20,018
	University of Texas System Revenue Financing System Revenue VRDO	1.400%	6/7/19		9,695	9,695
	University of Texas System Revenue Financing System Revenue VRDO	1.400%	6/7/19		25,100	25,100
						488,966
Virginia (0.8%)
	Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) VRDO	1.430%	6/7/19		10,370	10,370
	Virginia Public Building Authority Public Facilities Revenue VRDO	1.400%	6/7/19		16,000	16,000
						26,370
Washington (1.2%)
1	King County WA Sewer Revenue TOB VRDO	1.450%	6/7/19		8,105	8,105
1	Seattle WA Drain and Wastewater Revenue TOB PUT	2.150%	6/3/19		20,880	20,880
	Washington Higher Education Facilities Authority Revenue (Seattle University) VRDO	1.400%	6/7/19	LOC	10,945	10,945
						39,930

West Virginia (0.6%)
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	1.430%	6/7/19	LOC	14,060	14,060
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.) VRDO	1.420%	6/7/19	LOC	4,850	4,850
18,910
Wisconsin (2.2%)
Milwaukee WI Revenue	4.000%	9/30/19	5,000	5,040
University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	2.180%	6/3/19	30,485	30,485
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.450%	6/7/19	13,500	13,500
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	1.420%	6/7/19	14,200	14,200
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	1.420%	6/7/19	9,200	9,200
72,425
Wyoming (0.4%)
Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	2.310%	6/3/19	4,200	4,200
Wyoming Community Development Authority PUT	1.420%	6/7/19	9,000	9,000
13,200
Total Investments (104.3%) (Cost $3,410,894)	3,411,031
Other Assets and Liabilities-Net (-4.3%)	(142,189)
Net Assets (100%)	3,268,842

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, the aggregate value of these securities was $873,125,000, representing 26.7% of net assets.

2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3

Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

LIBOR - London Interbank Offered Rate.

PILOT - Payments in Lieu of Taxes.

Municipal Cash Management Fund

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Securities Industry and Financial Markets Association.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for

Municipal Cash Management Fund

which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: July 18, 2019

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 18, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.